Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long-Term Debt

Long-term debt consisted of the following:

	December 31, 2016	December 31, 2015
Funding program loans from European Investment Bank:
0.38% due 2016, floating interest rate at Libor + 0.052%	—	19
1.10% due 2016, floating interest rate at Libor + 0.477%	—	26
1.01% due 2016, floating interest rate at Libor + 0.373%	—	29
2.08% due 2020, floating interest rate at Libor + 1.199%	50	63
2.00% due 2020, floating interest rate at Libor + 1.056%	110	138
0.60% due 2020, floating interest rate at Euribor + 0.917%	53	68
1.79% due 2021, floating interest rate at Libor + 0.525%	150	180
1.86% due 2021, floating interest rate at Libor + 0.572%	144	173

Dual tranche senior unsecured convertible bonds
Zero-coupon, due 2019 (Tranche A)	564	550
1.0% due 2021 (Tranche B)	362	354

Other funding program loans:
0.32% (weighted average), due 2017-2023, fixed interest rate	14	4

Other long-term loans:
1.95% (weighted average), due 2017, fixed interest rate	1	4
0.82% (weighted average), due 2018, fixed interest rate	1	1
0.87% (weighted average), due 2020, fixed interest rate	2	2
Capital leases:
20.80% (weighted average), due 2020, fixed interest rate	0	1
Total long-term debt	1,451	1,612

Less current portion	(117)	(191)

Total long-term debt, less current portion	1,334	1,421

Long-Term Debt Denominated by Currencies	Long-term debt is denominated in the following currencies:

	December 31, 2016	December 31, 2015
U.S. dollar	1,380	1,533
Euro	71	79

Total	1,451	1,612

Total Long-Term Debt Outstanding Maturities

Aggregate future maturities of total long-term debt (including current portion) at redemption value are as follows:

December 31,
2016
2017	117
2018	115
2019	714
2020	114
2021	461
Thereafter	4

Total	1,525